LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited)	April 30, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.4%
COMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 2.3%
Cogent Communications Holdings Inc.	810	$44,736
Frontier Communications Corp.	26,468	75,434	*
IDT Corp., Class B Shares	5,013	35,692	*
Vonage Holdings Corp.	3,548	34,487	*

Total Diversified Telecommunication Services		190,349

Media - 1.3%
Gannett Co. Inc.	4,681	43,674
Loral Space & Communications Inc.	829	30,524	*
MSG Networks Inc., Class A Shares	1,503	34,614	*

Total Media		108,812

TOTAL COMMUNICATION SERVICES		299,161

CONSUMER DISCRETIONARY - 15.7%
Auto Components - 1.2%
Tenneco Inc., Class A Shares	1,668	36,563
Visteon Corp.	910	60,078	*

Total Auto Components		96,641

Distributors - 1.0%
Core-Mark Holding Co. Inc.	1,555	56,524
Weyco Group Inc.	876	30,056

Total Distributors		86,580

Diversified Consumer Services - 1.4%
American Public Education Inc.	850	27,200	*
Collectors Universe Inc.	1,275	22,172
K12 Inc.	1,084	32,650	*
Weight Watchers International Inc.	1,848	37,736	*

Total Diversified Consumer Services		119,758

Hotels, Restaurants & Leisure - 2.9%
BBX Capital Corp.	5,353	29,656
Brinker International Inc.	1,085	46,405
Cheesecake Factory Inc.	996	49,421
Hilton Grand Vacations Inc.	1,217	38,993	*
Red Robin Gourmet Burgers Inc.	1,151	36,867	*
Ruth’s Hospitality Group Inc.	1,131	29,383
Town Sports International Holdings Inc.	3,985	14,466	*

Total Hotels, Restaurants & Leisure		245,191

Household Durables - 0.5%
La-Z-Boy Inc.	1,204	39,491

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	SHARES	VALUE
Internet & Direct Marketing Retail - 1.2%
PetMed Express Inc.	1,352	$29,541
Shutterstock Inc.	769	31,106
Stamps.com Inc.	429	36,808	*

Total Internet & Direct Marketing Retail		97,455

Leisure Products - 1.3%
Johnson Outdoors Inc., Class A Shares	422	32,355
MasterCraft Boat Holdings Inc.	1,367	33,819	*
Sturm Ruger & Co. Inc.	701	39,249

Total Leisure Products		105,423

Specialty Retail - 4.9%
Buckle Inc.	2,472	45,682
Caleres Inc.	1,587	41,627
Cato Corp., Class A Shares	2,748	41,660
Children’s Place Inc.	450	50,769
Hibbett Sports Inc.	1,803	37,322	*
Michaels Cos. Inc.	3,911	43,960	*
Sally Beauty Holdings Inc.	2,510	44,427	*
Tilly’s Inc., Class A Shares	2,668	31,376
Urban Outfitters Inc.	1,677	49,857	*
Winmark Corp.	89	16,425

Total Specialty Retail		403,105

Textiles, Apparel & Luxury Goods - 1.3%
Culp Inc.	1,507	30,924
Fossil Group Inc.	2,934	38,347	*
Movado Group Inc.	1,012	36,078

Total Textiles, Apparel & Luxury Goods		105,349

TOTAL CONSUMER DISCRETIONARY		1,298,993

CONSUMER STAPLES - 1.7%
Beverages - 0.5%
National Beverage Corp.	735	41,160

Food Products - 0.1%
Coffee Holding Co. Inc.	2,161	10,999	*

Personal Products - 0.5%
Lifevantage Corp.	1,227	13,963	*
USANA Health Sciences Inc.	381	31,799	*

Total Personal Products		45,762

Tobacco - 0.6%
Vector Group Ltd.	4,845	46,173

TOTAL CONSUMER STAPLES		144,094

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	SHARES	VALUE
ENERGY - 5.1%
Energy Equipment & Services - 2.1%
Cactus Inc., Class A Shares	842	$30,565	*
Era Group Inc.	2,679	25,826	*
FTS International Inc.	3,569	36,939	*
Liberty Oilfield Services Inc., Class A Shares	2,067	30,819
Mammoth Energy Services Inc.	1,565	24,398
Matrix Service Co.	1,513	29,670	*

Total Energy Equipment & Services		178,217

Oil, Gas & Consumable Fuels - 3.0%
Arch Coal Inc., Class A Shares	473	45,872
CONSOL Energy Inc.	1,448	49,087	*
Contura Energy Inc.	680	38,318	*
Evolution Petroleum Corp.	3,235	22,742
NACCO Industries Inc., Class A Shares	766	31,322
Renewable Energy Group Inc.	1,712	41,293	*
VAALCO Energy Inc.	8,539	19,725	*

Total Oil, Gas & Consumable Fuels		248,359

TOTAL ENERGY		426,576

FINANCIALS - 19.3%
Banks - 8.1%
Bancorp Inc.	3,043	31,069	*
Bar Harbor Bankshares	1,182	31,063
Cathay General Bancorp	1,429	52,573
Chemical Financial Corp.	1,251	54,956
Community Trust Bancorp Inc.	862	36,420
Customers Bancorp Inc.	1,783	40,385	*
First Internet Bancorp	1,223	26,772
Great Southern Bancorp Inc.	618	35,813
Great Western Bancorp Inc.	1,356	47,691
Hanmi Financial Corp.	1,683	39,921
Home BancShares Inc.	2,770	53,156
Live Oak Bancshares Inc.	1,827	31,918
Pacific City Financial Corp.	1,329	24,347
Peapack Gladstone Financial Corp.	1,109	32,083
Preferred Bank	668	32,859
RBB Bancorp	1,308	25,323
Shore Bancshares Inc.	1,509	23,887
Texas Capital Bancshares Inc.	817	52,884	*

Total Banks		673,120

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	SHARES	VALUE
Capital Markets - 4.9%
Artisan Partners Asset Management Inc., Class A Shares	1,961	$55,575
Cohen & Steers Inc.	1,107	55,516
Diamond Hill Investment Group Inc.	234	33,808
Federated Investors Inc., Class B Shares	1,773	54,484
GAMCO Investors Inc., Class A Shares	1,526	33,084
Moelis & Co., Class A Shares	1,253	51,310
Oaktree Specialty Lending Corp.	8,186	43,222
Waddell & Reed Financial Inc., Class A Shares	2,909	54,486
Westwood Holdings Group Inc.	814	25,470

Total Capital Markets		406,955

Insurance - 1.7%
Ambac Financial Group Inc.	1,948	36,428	*
American Equity Investment Life Holding Co.	2,108	61,996
Universal Insurance Holdings Inc.	1,310	39,025

Total Insurance		137,449

Thrifts & Mortgage Finance - 4.6%
Axos Financial Inc.	1,281	41,914	*
Flagstar Bancorp Inc.	1,212	43,329
FS Bancorp Inc.	410	21,193
Home Bancorp Inc.	752	27,553
Merchants Bancorp	1,418	34,287
Meta Financial Group Inc.	1,848	47,604
Mr. Cooper Group Inc.	4,801	41,289	*
Sterling Bancorp Inc.	3,050	29,860
Washington Federal Inc.	1,644	54,482
WSFS Financial Corp.	893	38,560

Total Thrifts & Mortgage Finance		380,071

TOTAL FINANCIALS		1,597,595

HEALTH CARE - 15.5%
Biotechnology - 4.0%
Acorda Therapeutics Inc.	2,433	25,425	*
AMAG Pharmaceuticals Inc.	2,876	32,096	*
Anika Therapeutics Inc.	812	25,862	*
BioSpecifics Technologies Corp.	276	18,492	*
Eagle Pharmaceuticals Inc.	547	28,121	*
Enanta Pharmaceuticals Inc.	275	23,977	*
Genomic Health Inc.	357	22,966	*
Ligand Pharmaceuticals Inc.	300	37,755	*
Myriad Genetics Inc.	1,231	38,752	*
Principia Biopharma Inc.	606	18,126	*
REGENXBIO Inc.	461	23,234	*
Repligen Corp.	502	33,825	*

Total Biotechnology		328,631

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	SHARES	VALUE
Health Care Equipment & Supplies - 5.8%
AngioDynamics Inc.	1,424	$29,249	*
Atrion Corp.	34	29,920
Cantel Medical Corp.	532	36,676
CONMED Corp.	475	38,014
Heska Corp.	253	19,648	*
Inogen Inc.	291	25,404	*
iRadimed Corp.	616	15,406	*
LeMaitre Vascular Inc.	771	22,266
Meridian Bioscience Inc.	1,843	21,213
Natus Medical Inc.	1,100	29,436	*
NuVasive Inc.	678	41,087	*
OraSure Technologies Inc.	2,259	21,370	*
Orthofix Medical Inc.	518	28,381	*
Quidel Corp.	442	28,262	*
Surmodics Inc.	378	16,420	*
Tactile Systems Technology Inc.	277	13,784	*
Utah Medical Products Inc.	245	20,678
Varex Imaging Corp.	1,284	42,167	*

Total Health Care Equipment & Supplies		479,381

Health Care Providers & Services - 2.5%
National HealthCare Corp.	494	37,262
National Research Corp.	705	27,904
Patterson Cos. Inc.	2,553	55,758
Premier Inc., Class A Shares	1,388	46,123	*
Tivity Health Inc.	1,734	37,489	*

Total Health Care Providers & Services		204,536

Health Care Technology - 0.3%
Simulations Plus Inc.	933	21,021

Life Sciences Tools & Services - 0.3%
Luminex Corp.	1,277	29,128

Pharmaceuticals - 2.6%
ANI Pharmaceuticals Inc.	394	27,966	*
Assertio Therapeutics Inc.	7,381	30,779	*
Collegium Pharmaceutical Inc.	1,095	15,253	*
Corcept Therapeutics Inc.	2,274	28,152	*
Innoviva Inc.	2,232	31,315	*

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	SHARES	VALUE
Pharmaceuticals - (continued)
Lannett Co. Inc.	4,178	$32,129	*
Phibro Animal Health Corp., Class A Shares	1,079	37,452
SIGA Technologies Inc.	3,067	16,071	*

Total Pharmaceuticals		219,117

TOTAL HEALTH CARE		1,281,814

INDUSTRIALS - 16.1%
Aerospace & Defense - 0.9%
Aerojet Rocketdyne Holdings Inc.	1,165	39,447	*
National Presto Industries Inc.	344	36,636

Total Aerospace & Defense		76,083

Building Products - 1.7%
Armstrong Flooring Inc.	2,287	33,138	*
Continental Building Products Inc.	1,205	30,908	*
Patrick Industries Inc.	816	40,694	*
Quanex Building Products Corp.	2,169	36,266

Total Building Products		141,006

Commercial Services & Supplies - 3.4%
ACCO Brands Corp.	4,732	43,251
ARC Document Solutions Inc.	11,207	26,673	*
Deluxe Corp.	1,163	52,009
Ennis Inc.	1,634	32,974
HNI Corp.	1,184	43,465
Kimball International Inc., Class B Shares	1,996	31,257
Pitney Bowes Inc.	7,955	56,560

Total Commercial Services & Supplies		286,189

Construction & Engineering - 1.1%
Comfort Systems USA Inc.	745	40,304
HC2 Holdings Inc.	10,421	22,301	*
Sterling Construction Co. Inc.	2,061	27,947	*

Total Construction & Engineering		90,552

Machinery - 2.0%
Global Brass & Copper Holdings Inc.	1,064	46,167
Hillenbrand Inc.	1,085	46,677
Omega Flex Inc.	310	26,245
Wabash National Corp.	2,981	44,953

Total Machinery		164,042

Professional Services - 3.5%
Barrett Business Services Inc.	406	29,581
BG Staffing Inc.	985	23,020
Exponent Inc.	605	34,255

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	SHARES	VALUE
Professional Services - (continued)
Heidrick & Struggles International Inc.	795	$28,445
Kforce Inc.	965	34,759
Mistras Group Inc.	2,100	28,791	*
TrueBlue Inc.	1,867	45,107	*
WageWorks Inc.	1,290	62,939	*

Total Professional Services		286,897

Road & Rail - 1.2%
ArcBest Corp.	1,274	38,934
USA Truck Inc.	1,417	20,178	*
YRC Worldwide Inc.	5,673	38,633	*

Total Road & Rail		97,745

Trading Companies & Distributors - 2.3%
BMC Stock Holdings Inc.	2,387	49,125	*
GMS Inc.	2,391	42,129	*
H&E Equipment Services Inc.	1,330	40,445
WESCO International Inc.	1,062	60,789	*

Total Trading Companies & Distributors		192,488

TOTAL INDUSTRIALS		1,335,002

INFORMATION TECHNOLOGY - 12.0%
Communications Equipment - 2.2%
Aerohive Networks Inc.	3,514	11,877	*
CalAmp Corp.	2,082	30,418	*
Casa Systems Inc.	4,871	46,713	*
InterDigital Inc.	700	45,773
NetScout Systems Inc.	1,653	48,598	*

Total Communications Equipment		183,379

Electronic Equipment, Instruments & Components - 2.8%
AVX Corp.	2,911	47,478
Control4 Corp.	1,448	25,210	*
Insight Enterprises Inc.	857	48,489	*
Mesa Laboratories Inc.	95	22,486
PC Connection Inc.	1,044	38,795
TTM Technologies Inc.	3,810	50,444	*

Total Electronic Equipment, Instruments & Components		232,902

IT Services - 1.9%
Cass Information Systems Inc.	567	27,970
CSG Systems International Inc.	896	40,007
NIC Inc.	2,061	35,573
Science Applications International Corp.	696	52,165

Total IT Services		155,715

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries Inc.	767	$44,302	*
Cirrus Logic Inc.	1,092	51,957	*
Cohu Inc.	1,787	26,501
Ichor Holdings Ltd.	1,349	33,968	*
Nanometrics Inc.	980	29,194	*
Rudolph Technologies Inc.	1,289	31,181	*
SMART Global Holdings Inc.	1,262	27,436	*

Total Semiconductors & Semiconductor Equipment		244,539

Software - 1.9%
American Software Inc., Class A Shares	2,231	28,891
NetSol Technologies Inc.	2,048	14,869	*
Progress Software Corp.	957	43,649
TiVo Corp.	4,935	46,241
Zix Corp.	2,628	21,418	*

Total Software		155,068

Technology Hardware, Storage & Peripherals - 0.3%
Immersion Corp.	2,395	22,633	*

TOTAL INFORMATION TECHNOLOGY		994,236

MATERIALS - 7.3%
Chemicals - 2.7%
Chase Corp.	305	28,569
FutureFuel Corp.	2,135	31,363
Kronos Worldwide Inc.	3,369	45,818
Tredegar Corp.	2,006	36,148
Trinseo SA	1,071	48,142
Valhi Inc.	12,923	32,437

Total Chemicals		222,477

Containers & Packaging - 0.4%
Myers Industries Inc.	1,705	30,503

Metals & Mining - 2.4%
AK Steel Holding Corp.	16,540	40,027	*
SunCoke Energy Inc.	4,052	34,888	*
Warrior Met Coal Inc.	2,284	70,804
Worthington Industries Inc.	1,351	54,215

Total Metals & Mining		199,934

See Notes to Schedule of Investments.

LEGG MASON SMALL-CAP QUALITY VALUE ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY		SHARES	VALUE
Paper & Forest Products - 1.8%
Boise Cascade Co.		1,657	$45,882
Domtar Corp.		1,189	58,142
Verso Corp., Class A Shares		2,137	47,698	*

Total Paper & Forest Products			151,722

TOTAL MATERIALS			604,636

REAL ESTATE - 1.5%
Real Estate Management & Development - 1.5%
Consolidated-Tomoka Land Co.		359	22,258
Forestar Group Inc.		1,712	32,990	*
Marcus & Millichap Inc.		866	37,325	*
RMR Group Inc., Class A Shares		548	31,696

TOTAL REAL ESTATE			124,269

UTILITIES - 1.6%
Electric Utilities - 1.2%
Genie Energy Ltd., Class B Shares		2,945	25,592
Otter Tail Corp.		797	40,886
Spark Energy Inc., Class A Shares		3,365	31,833

Total Electric Utilities			98,311

Water Utilities - 0.4%
American States Water Co.		503	35,799

TOTAL UTILITIES			134,110

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $8,545,938)			8,240,486

	RATE
SHORT-TERM INVESTMENTS - 0.6%
Dreyfus Treasury Cash Management, Institutional Class (Cost - $48,826)	2.478%	48,826	48,826

TOTAL INVESTMENTS - 100.0% (Cost - $8,594,764)			8,289,312
Liabilities in Excess of Other Assets - 0.0%			(2,413)

TOTAL NET ASSETS - 100.0%			$8,286,899

*	Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are

Notes to Schedule of Investments (unaudited) (continued)

valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedule of Investments (unaudited) (continued)

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$8,240,486	—	—	$8,240,486
Short-Term Investments†	48,826	—	—	48,826

Total Investments	$8,289,312	—	—	$8,289,312

†	See Schedule of Investments for additional detailed categorizations.

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 84.0%
COMMUNICATION SERVICES - 13.8%
Diversified Telecommunication Services - 1.0%
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	$260,000	$259,025	(a)

Media - 11.5%
Altice France SA, Senior Secured Notes	6.250%	5/15/24	200,000	205,000	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.464%	7/23/22	100,000	103,741
Discovery Communications LLC, Senior Notes	4.375%	6/15/21	250,000	257,276
Fox Corp., Senior Notes	4.030%	1/25/24	250,000	259,892	(a)
Historic TW Inc., Senior Notes	9.150%	2/1/23	210,000	251,909
Historic TW Inc., Senior Notes	6.950%	1/15/28	500,000	595,038
Time Warner Entertainment Co. LP, Senior Secured Notes	8.375%	3/15/23	640,000	750,582
Warner Media LLC, Senior Notes	3.600%	7/15/25	500,000	501,470

Total Media				2,924,908

Wireless Telecommunication Services - 1.3%
Sprint Corp., Senior Notes	7.250%	9/15/21	230,000	240,925
Vodafone Group PLC, Senior Notes	2.950%	2/19/23	100,000	99,392

Total Wireless Telecommunication Services				340,317

TOTAL COMMUNICATION SERVICES				3,524,250

CONSUMER DISCRETIONARY - 4.9%
Automobiles - 2.1%
Daimler Finance North America LLC, Senior Notes	2.850%	1/6/22	150,000	149,660	(a)
Ford Motor Credit Co. LLC, Senior Notes	5.875%	8/2/21	250,000	261,606
General Motors Financial Co. Inc., Senior Notes	3.450%	4/10/22	130,000	130,634

Total Automobiles				541,900

Hotels, Restaurants & Leisure - 0.5%
Marriott International Inc., Senior Notes	3.600%	4/15/24	120,000	122,419

Household Durables - 1.0%
Lennar Corp., Senior Notes	2.950%	11/29/20	60,000	59,400
Lennar Corp., Senior Notes	8.375%	1/15/21	60,000	65,094
Newell Brands Inc., Senior Notes	3.850%	4/1/23	140,000	139,170

Total Household Durables				263,664

Multiline Retail - 0.3%
Dollar Tree Inc., Senior Notes	3.700%	5/15/23	80,000	81,322

Specialty Retail - 1.0%
Hertz Corp., Senior Notes	5.875%	10/15/20	250,000	250,000

TOTAL CONSUMER DISCRETIONARY				1,259,305

See Notes to Schedule of Investments.

1

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CONSUMER STAPLES - 3.0%
Food Products - 1.0%
Smithfield Foods Inc., Senior Notes	3.350%	2/1/22	$260,000	$255,472	(a)

Tobacco - 2.0%
Altria Group Inc., Senior Notes	3.800%	2/14/24	500,000	509,325

TOTAL CONSUMER STAPLES				764,797

ENERGY - 12.5%
Oil, Gas & Consumable Fuels - 12.5%
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	100,000	112,499
Chesapeake Energy Corp., Senior Notes	5.750%	3/15/23	250,000	246,875
Cimarex Energy Co., Senior Notes	4.375%	6/1/24	130,000	135,130
Concho Resources Inc., Senior Notes	4.375%	1/15/25	130,000	134,126
Continental Resources Inc., Senior Notes	4.500%	4/15/23	240,000	248,025
Devon Energy Corp., Senior Notes	4.000%	7/15/21	140,000	142,878
Ecopetrol SA, Senior Notes	5.875%	9/18/23	120,000	130,752
Energy Transfer Operating LP, Senior Notes	4.200%	9/15/23	60,000	61,772
Energy Transfer Operating LP, Senior Notes	4.050%	3/15/25	250,000	253,900
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	230,000	213,686	(b)
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/24/25	250,000	259,375	(a)
MPLX LP, Senior Notes	3.375%	3/15/23	100,000	100,610
Noble Energy Inc., Senior Notes	4.150%	12/15/21	130,000	133,174
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	175,000	175,000
Petroleos Mexicanos, Senior Notes	6.375%	2/4/21	150,000	155,235
Western Midstream Operating LP, Senior Notes	4.000%	7/1/22	130,000	132,787
Whiting Petroleum Corp., Senior Notes	5.750%	3/15/21	35,000	35,864
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	16,000	17,684
Williams Cos. Inc., Senior Notes	3.700%	1/15/23	500,000	508,398

TOTAL ENERGY				3,197,770

FINANCIALS - 21.4%
Banks - 16.8%
Banco Santander SA, Senior Notes	3.848%	4/12/23	200,000	203,845
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	90,000	91,311	(b)
Bank of America Corp., Senior Notes (3.864% to 7/23/23 then 3 mo. USD LIBOR + 0.940%)	3.864%	7/23/24	50,000	51,394	(b)
Banque Federative du Credit Mutuel SA, Senior Notes	3.750%	7/20/23	200,000	205,309	(a)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	350,000	381,937

See Notes to Schedule of Investments.

2

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Barclays PLC, Senior Notes (4.338% to 5/16/23 then 3 mo. USD LIBOR + 1.356%)	4.338%	5/16/24	$250,000	$254,978	(b)
BPCE SA, Senior Notes	3.000%	5/22/22	250,000	248,585	(a)
Citigroup Inc., Senior Notes	2.900%	12/8/21	200,000	200,125
Credit Suisse Group Funding Guernsey Ltd., Senior Notes	3.125%	12/10/20	250,000	250,654
Danske Bank A/S, Senior Notes	5.000%	1/12/22	200,000	205,665	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	500,000	523,626	(a)
HSBC Holdings PLC, Senior Notes	3.400%	3/8/21	200,000	202,031
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	200,000	193,009	(a)
Lloyds Banking Group PLC, Senior Notes (2.907% to 11/7/22 then 3 mo. USD LIBOR + 0.810%)	2.907%	11/7/23	200,000	196,438	(b)
Royal Bank of Scotland Group PLC, Senior Notes (3 mo. USD LIBOR + 1.470%)	4.154%	5/15/23	260,000	260,766	(b)
Sumitomo Mitsui Financial Group Inc., Senior Notes	2.442%	10/19/21	200,000	198,127
UniCredit SpA, Senior Notes	6.572%	1/14/22	350,000	368,833	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	250,000	254,734	(a)(b)

Total Banks				4,291,367

Capital Markets - 1.1%
Goldman Sachs Group Inc., Senior Notes	5.750%	1/24/22	260,000	278,863

Diversified Financial Services - 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.950%	2/1/22	500,000	507,185
GE Capital International Funding Co. Unlimited Co., Senior Notes	3.373%	11/15/25	260,000	255,627
Park Aerospace Holdings Ltd., Senior Notes	5.250%	8/15/22	125,000	130,125	(a)

Total Diversified Financial Services				892,937

TOTAL FINANCIALS				5,463,167

HEALTH CARE - 9.6%
Health Care Equipment & Supplies - 0.7%
Becton Dickinson and Co., Senior Notes	2.894%	6/6/22	190,000	189,495

Health Care Providers & Services - 6.8%
Cigna Corp., Senior Notes (3 mo. USD LIBOR + 0.890%)	3.487%	7/15/23	250,000	248,928	(a)(b)
CVS Health Corp., Senior Notes	3.350%	3/9/21	300,000	302,140
CVS Health Corp., Senior Notes	3.700%	3/9/23	560,000	567,860
HCA Inc., Senior Secured Notes	5.875%	3/15/22	500,000	534,800
Magellan Health Inc., Senior Notes	4.900%	9/22/24	80,000	78,000

Total Health Care Providers & Services				1,731,728

See Notes to Schedule of Investments.

3

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pharmaceuticals - 2.1%
Allergan Funding SCS, Senior Notes	3.450%	3/15/22	$130,000	$130,659
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	250,000	278,125	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.200%	7/21/21	130,000	124,908

Total Pharmaceuticals				533,692

TOTAL HEALTH CARE				2,454,915

INDUSTRIALS - 7.7%
Aerospace & Defense - 1.0%
Harris Corp., Senior Notes	3.832%	4/27/25	250,000	257,278

Airlines - 2.0%
America West Airlines 2001-1 Pass-Through Trust	7.100%	4/2/21	86,166	89,828
American Airlines 2014-1 Class B Pass-Through Trust	4.375%	10/1/22	29,753	29,976
Continental Airlines 2005-ERJ1 Pass-Through Trust	9.798%	4/1/21	79,063	82,384
Continental Airlines 2007-1 Class B Pass-Through Trust	6.903%	4/19/22	225,705	234,913
Continental Airlines 2012-1 Class B Pass-Through Trust	6.250%	4/11/20	52,904	54,021
Delta Air Lines 2010-2 Class A Pass-Through Trust	4.950%	5/23/19	4,750	4,755
U.S. Airways 2012-2 Class B Pass-Through Trust	6.750%	6/3/21	7,225	7,603

Total Airlines				503,480

Construction & Engineering - 1.0%
Vinci SA, Senior Notes	3.750%	4/10/29	250,000	253,892	(a)

Industrial Conglomerates - 1.3%
General Electric Co., Senior Notes	2.700%	10/9/22	330,000	326,079

Trading Companies & Distributors - 2.4%
Air Lease Corp., Senior Notes	3.000%	9/15/23	250,000	245,601
Aviation Capital Group LLC, Senior Notes	4.125%	8/1/25	320,000	324,633	(a)
Avolon Holdings Funding Ltd., Senior Notes	3.625%	5/1/22	50,000	50,103	(a)

Total Trading Companies & Distributors				620,337

TOTAL INDUSTRIALS				1,961,066

INFORMATION TECHNOLOGY - 3.3%
Semiconductors & Semiconductor Equipment - 1.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	2.650%	1/15/23	70,000	68,112
Micron Technology Inc., Senior Notes	4.640%	2/6/24	250,000	257,653

Total Semiconductors & Semiconductor Equipment				325,765

See Notes to Schedule of Investments.

4

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology Hardware, Storage & Peripherals - 2.0%
Dell International LLC/EMC Corp., Senior Secured Notes	4.420%	6/15/21	$490,000	$501,832	(a)

TOTAL INFORMATION TECHNOLOGY				827,597

MATERIALS - 5.9%
Metals & Mining - 5.9%
Anglo American Capital PLC, Senior Notes	3.750%	4/10/22	200,000	202,100	(a)
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	250,000	249,465	(a)
ArcelorMittal, Senior Notes	6.250%	2/25/22	151,000	162,917
ArcelorMittal, Senior Notes	6.125%	6/1/25	460,000	514,050
Glencore Finance Canada Ltd., Senior Notes	4.250%	10/25/22	240,000	247,680	(a)
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	130,000	133,952

TOTAL MATERIALS				1,510,164

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
CoreCivic Inc., Senior Notes	5.000%	10/15/22	260,000	259,675

UTILITIES - 0.9%
Electric Utilities - 0.7%
Southern California Edison Co.	2.900%	3/1/21	100,000	99,688
Southern Co., Senior Notes	2.350%	7/1/21	70,000	69,170

Total Electric Utilities				168,858

Multi-Utilities - 0.2%
DTE Energy Co., Senior Notes	3.300%	6/15/22	50,000	50,443

TOTAL UTILITIES				219,301

TOTAL CORPORATE BONDS & NOTES (Cost - $21,042,798)				21,442,007

ASSET-BACKED SECURITIES - 7.0%
Halcyon Loan Advisors Funding Ltd., 2017-2A A2 (3 mo. USD LIBOR + 1.700%)	4.288%	1/17/30	250,000	246,268	(a)(b)
Parallel Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.850%)	4.671%	10/20/31	250,000	248,909	(a)(b)
Regatta Funding Ltd., 2016-1A BR (3 mo. USD LIBOR + 1.450%)	4.042%	7/20/28	250,000	245,679	(a)(b)
Shackleton CLO Ltd., 2013-3A BR (3 mo. USD LIBOR + 1.550%)	4.147%	7/15/30	250,000	245,603	(a)(b)
Symphony CLO Ltd., 2016-18A B (3 mo. USD LIBOR + 1.800%)	4.392%	1/23/28	250,000	249,358	(a)(b)
Upgrade Receivables Trust, 2018-1A C	5.170%	11/15/24	550,000	557,026	(a)

TOTAL ASSET-BACKED SECURITIES (Cost - $1,789,654)				1,792,843

See Notes to Schedule of Investments.

5

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SOVEREIGN BONDS - 3.5%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	5.625%	1/26/22	$140,000	$108,991

Ghana - 0.8%
Ghana Government International Bond, Senior Notes	7.875%	3/26/27	200,000	203,000	(a)

Oman - 0.8%
Oman Government International Bond, Senior Notes	3.875%	3/8/22	200,000	194,402	(a)

Qatar - 1.0%
Qatar Government International Bond, Senior Notes	3.375%	3/14/24	250,000	253,438	(a)

South Africa - 0.5%
Republic of South Africa Government International Bond, Senior Notes	5.875%	5/30/22	120,000	126,300

TOTAL SOVEREIGN BONDS (Cost - $897,885)				886,131

COLLATERALIZED MORTGAGE OBLIGATIONS(c) - 2.8%
BX Trust, 2017-APPL D (1 mo. USD LIBOR + 2.050%)	4.523%	7/15/34	340,000	340,423	(a)(b)
Cold Storage Trust, 2017-ICE3 C (1 mo. USD LIBOR + 1.350%)	3.823%	4/15/36	100,000	100,029	(a)(b)
CSMC Trust, 2017-CHOP D (1 mo. USD LIBOR + 1.900%)	4.373%	7/15/32	270,000	270,506	(a)(b)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $708,812)				710,958

SENIOR LOANS - 1.1%
INFORMATION TECHNOLOGY - 1.1%
Software - 1.1%
First Data Corp., 2023 Term Loan A (1 mo. USD LIBOR + 1.500%) (Cost - $277,362)	3.980%	10/26/23	278,250	277,755	(b)(d)(e)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $24,716,511)				25,109,694

			SHARES
SHORT-TERM INVESTMENTS - 0.5%
BNY Mellon Cash Reserve Fund (Cost - $134,371)	0.850%		134,371	134,371

TOTAL INVESTMENTS - 98.9% (Cost - $24,850,882)				25,244,065
Other Assets in Excess of Liabilities - 1.1%				279,979

TOTAL NET ASSETS - 100.0%				$25,524,044

See Notes to Schedule of Investments.

6

WESTERN ASSET SHORT DURATION INCOME ETF

Schedule of investments (unaudited) (cont’d)	April 30, 2019

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

Abbreviations used in this schedule:

CLO	— Collateral Loan Obligation
ICE	— Intercontinental Exchange
JSC	— Joint Stock Company
LIBOR	— London Interbank Offered Rate
USD	— United States Dollar

At April 30, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury 5-Year Notes	88	6/19	$10,093,863	$10,176,375	$82,512
Contracts to Sell:
U.S. Treasury 10-Year Notes	3	6/19	370,495	371,016	(521)
U.S. Treasury 2-Year Notes	4	6/19	850,665	852,031	(1,366)
U.S. Treasury Long-Term Bonds	25	6/19	3,640,676	3,686,719	(46,043)

					(47,930)

Net unrealized appreciation on open futures contracts					$34,582

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule.

See Notes to Schedule of Investments.

7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Income ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an actively managed exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units generally are issued and redeemed in cash. However, Creation Units may also be issued and redeemed partially in-kind for a basket securities and partially in cash. Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by

8

Notes to Schedule of Investments (unaudited) (continued)

the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

9

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$21,442,007	—	$21,442,007
Asset-Backed Securities	—	1,792,843	—	1,792,843
Sovereign Bonds	—	886,131	—	886,131
Collateralized Mortgage Obligations	—	710,958	—	710,958
Senior Loans	—	277,755	—	277,755

Total Long-Term Investments	—	25,109,694	—	25,109,694

Short-Term Investments†	—	134,371	—	134,371

Total Investments	—	$25,244,065	—	$25,244,065

Other Financial Instruments:
Futures Contracts	$82,512	—	—	$82,512

Total	$82,512	$25,244,065	—	$25,326,577

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$47,930	—	—	$47,930

†	See Schedule of Investments for additional detailed categorizations.

10